Operating segments	6 Months Ended
Jun. 30, 2026
Operating segments
Operating segments

26Operating segments

The Group’s operating segments have been identified based on geographic areas. The strategic business units are managed separately because they require different technology and marketing strategies. For each of the strategic business units, the Group’s CEO reviews internal management reports on at least a quarterly basis. Blanket, Bilboes oxide mine, exploration and evaluation assets (“E&E projects”) and South Africa describe the Group’s reportable segments. The Blanket operating segment comprises Caledonia Holdings Zimbabwe (Private) Limited, Blanket Mine (1983) (Private) Limited, Blanket’s satellite projects and Caledonia Mining Services (Private) Limited (“CMS solar”). From March 31, 2026 the Bilboes mine segment comprises the oxide and sulphide mining activities. The E&E projects segment includes the exploration and evaluation activities of Motapa and Maligreen projects. The South African segment represents the sales made by Caledonia Mining South Africa Proprietary Limited to the Blanket Mine. The holding company (Caledonia Mining Corporation Plc) and Greenstone Management Services Holdings Limited (a UK company) are responsible for corporate administrative functions within the Group and contribute to the strategic decision making process of the CEO and are therefore included in the disclosure below and combined with corporate and other reconciling amounts that do not represent a separate segment. Also included under corporate and other reconciling amount is Caledonia Mining FZCO. Information regarding the results of each reportable segment is included below.

Performance is measured based on profit before income tax, as included in the internal management report that is reviewed by the Group’s CEO. Segment profit or exploration and evaluation cost is used to measure performance as management believes that such information is the most relevant in evaluating the results of certain segments relative to other entities that operate within these industries. The accounting policies of the reportable segments are the same as the Group’s accounting policies.

26Operating segments (continued)

Information about reportable segments

						Corporate
					Inter-group	and other
		South		E&E	eliminations	reconciling
For the 6 months ended June 30, 2026	Blanket	Africa	Bilboes	projects	adjustments	amounts	Total
Revenue	138,921	—	3,426	—	—	—	142,347
Inter-segmental revenue	—	4,638	—	—	(4,638)	—	—
Royalty	(9,292)	—	(233)	—	—	—	(9,525)
Production costs
Salaries and wages	(18,032)	—	(823)	—	—	—	(18,855)
Salaries and wages - BETS	(3,160)	—	—	—	—	—	(3,160)
Consumable materials	(14,905)	(4,403)	(531)	—	4,457	—	(15,382)
Electricity costs	(10,425)	—	(287)	—	—	—	(10,712)
Safety	(800)	—	—	—	—	—	(800)
Share-based payment expense	(111)	—	(6)	—	—	—	(117)
On mine administration	(2,765)	—	(804)	—	—	(16)	(3,585)
Security	(882)	—	—	—	—	—	(882)
Pre-feasibility exploration costs	(29)	—	—	—	—	—	(29)
Depreciation	(8,523)	—	(13)	—	519	—	(8,017)
Other income	98	—	—	—	(28)	28	98
Other expenses(1)	(1,934)	(90)	(85)	—	—	(67)	(2,176)
Administrative expenses
Investor relations	(97)	—	—	—	—	(203)	(300)
Audit fee	(167)	(17)	8	(6)	—	(90)	(272)
Advisory services fees	(64)	(129)	(608)	1	16	(3,346)	(4,130)
Services	—	748	—	—	2	(750)	—
Listing fees	—	—	—	—	—	(245)	(245)
Directors fees – Group	—	—	—	—	—	(440)	(440)
Directors fees – Blanket	(50)	—	—	—	—	—	(50)
Employee costs	(686)	(1,357)	—	—	—	(1,533)	(3,576)
Employee costs – settlements - Group	—	(78)	—	—	—	—	(78)
Employee costs – bonuses - Group	115	(214)	—	—	—	489	390
Other office administration cost	(773)	(63)	—	—	—	(59)	(895)
Information technology and communication cost	(126)	(187)	—	—	2	(56)	(367)
Management liability insurance	—	—	—	—	—	(22)	(22)
Travel costs	(109)	(33)	—	—	2	(498)	(638)
Management fee	(1,151)	1,151	—	—	—	—	—
Cash-settled share-based expense	—	—	—	—	61	(169)	(108)
Equity-settled share-based expense	—	—	—	—	56	(468)	(412)
Net foreign exchange (loss) gain	(1,572)	71	(77)	—	(82)	(213)	(1,873)
Fair value loss on derivative liabilities	—	—	—	—	—	15,496	15,496
Finance income	—	449	—	—	(3,658)	4,439	1,230
Finance cost	(517)	(12)	(645)	(289)	3,580	(7,075)	(4,958)
Profit (loss) before tax	62,964	474	(678)	(294)	289	5,202	67,957
Tax expense	(18,632)	(170)	(16)	—	94	(300)	(19,024)
Profit (loss) after tax	44,332	304	(694)	(294)	383	4,902	48,933
(1)	Other expenses include corporate and social responsibility of $854 as per note 11.

26Operating segments (continued)

Information about reportable segments (continued)

						Corporate
					Inter-group	and other
		South		E&E	eliminations	reconciling
As at June 30, 2026	Blanket	Africa	Bilboes	projects	adjustments	amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	85,977	2,509	—	2,267	(42)	135,751	226,462
Non-current (excluding intercompany)	217,742	993	—	114,688	(5,117)	7,706	336,012
Additions on property, plant and equipment (note 18)	13,025	(45)	2,729	—	(172)	2,056	17,593
Additions on evaluation and exploration assets (note 17)	—	—	—	2,502	—	—	2,502
Reallocation Bilboes sulphide	—	—	79,130	(79,130)	—	—	—
Intercompany balances	67,741	27,522	5,314	—	(231,526)	130,949	—
Segment liabilities:
Current (excluding intercompany)	(29,047)	(1,801)	—	(2,260)	—	(6,389)	(39,497)
Non-current (excluding intercompany)	(68,284)	(121)	—	(3,991)	115	(127,093)	(199,374)
Intercompany balances	(10,975)	(42,323)	—	(97,028)	231,526	(81,200)	—

26Operating segments (continued)

Information about reportable segments (continued)

						Corporate
					Inter-group	and other
		South		E&E	eliminations	reconciling
For the 6 months ended June 30, 2025	Blanket	Africa	Bilboes	projects	adjustments	amounts	Total
Revenue	119,179	—	2,308	—	—	—	121,487
Inter-segmental revenue	—	10,639	—	—	(10,639)	—	—
Royalty	(6,140)	—	(138)	—	—	—	(6,278)
Production costs
Salaries and wages	(17,294)	—	(682)	—	—	—	(17,976)
Salaries and wages - BETS	(200)	—	—	—	—	—	(200)
Consumable materials	(12,914)	(9,889)	(468)	—	9,107	—	(14,164)
Electricity costs	(8,324)	—	(163)	—	—	—	(8,487)
Safety	(630)	—	—	—	—	—	(630)
Share-based payment expense	(1,493)	—	(38)	—	760	—	(771)
On mine administration	(1,693)	(54)	(443)	—	(809)	(13)	(3,012)
Security	(831)	—	—	—	—	—	(831)
Solar operations and maintenance services	(428)	—	—	—	—	—	(428)
Write down of inventory	—	—	—	—	—	—	—
Pre-feasibility exploration costs	(77)	—	—	—	—	—	(77)
Depreciation	(8,322)	(83)	(13)	—	562	(45)	(7,901)
Other income	141	—	—	—	—	—	141
Other expenses(1)	(1,883)	—	(50)	—	—	(13)	(1,946)
Administrative expenses
Investor relations	(116)	—	—	—	—	(254)	(370)
Audit fee	(49)	(16)	—	(5)	—	(149)	(219)
Advisory services fees	(131)	(48)	—	—	3	(727)	(903)
Services	—	700	—	—	(2)	(698)	—
Listing fees	—	—	—	—	—	(217)	(217)
Directors fees – Group	—	—	—	—	—	(403)	(403)
Directors fees – Blanket	(31)	—	—	—	—	—	(31)
Employee costs	(559)	(1,158)	—	—	—	(1,484)	(3,201)
Employee costs – settlements - Group	—	(1,111)	—	—	—	—	(1,111)
Employee costs – bonuses - Group	(150)	(482)	—	—	—	(501)	(1,133)
Other office administration cost	(133)	(99)	(40)	—	—	(127)	(399)
Information technology and communication cost	(8)	(72)	—	—	3	—	(77)
Management liability insurance	—	—	—	—	—	(375)	(375)
Travel costs	(87)	(127)	—	—	3	(311)	(522)
Management fee	(1,351)	1,351	—	—	—	—	—
Cash-settled share-based expense	—	—	—	—	—	(443)	(443)
Equity-settled share-based expense	—	—	—	—	—	(82)	(82)
Net foreign exchange (loss) gain	(1,732)	419	(38)	—	(63)	(864)	(2,278)
Fair value loss on derivative liabilities	—	—	—	—	—	(1,592)	(1,592)
Profit on the sale of non-current assets held for sale	—	(267)	—	—	1,635	7,172	8,540
Finance income	—	293	—	—	(1,193)	1,027	127
Finance cost	(1,506)	(14)	8	(119)	1,193	(1,064)	(1,502)
Profit (loss) before tax	53,238	(18)	243	(124)	560	(1,163)	52,736
Tax expense	(15,265)	(39)	9	—	51	(2,733)	(17,977)
Profit (loss) after tax	37,973	(57)	252	(124)	611	(3,896)	34,759
(1)	Other expenses include corporate and social responsibility of $823 as per note 11.

26Operating segments (continued)

Information about reportable segments (continued)

						Corporate
					Inter-group	and other
		South		E&E	eliminations	reconciling
As at June 30, 2025	Blanket	Africa	Bilboes	projects	adjustments	amounts	Total
Segment assets:
Current (excluding intercompany, including assets held for sale)	61,991	4,935	—	1,236	(24)	20,383	88,521
Non-current (excluding intercompany)	207,497	1,305	—	102,791	(5,921)	(5,026)	300,646
Additions on property, plant and equipment (note 18)	17,425	183	56	—	(839)	671	17,496
Additions on evaluation and exploration assets (note 17)	—	—	—	3,891	—	—	3,891
Intercompany balances	55,126	23,572	1,969	—	(226,904)	146,237	—
Segment liabilities:
Current (excluding intercompany)	(43,983)	(4,403)	—	(2,522)	—	(2,863)	(53,771)
Non-current (excluding intercompany)	(68,107)	(175)	—	(4,219)	(23)	(1,217)	(73,741)
Intercompany balances	(12,334)	(41,610)	—	(82,099)	226,904	(90,861)	—

Major customer

Revenues from Fidelity amounted to $49,753 (2025: $40,443) for the six months ended June 30, 2026 representing ounces 11,490 ounces (2025: 13,437 ounces).

The Group has made $Nil (2025: $38,908) of sales to AEG and $92,594 (2025: 42,136) to Stonex Financial Limited up to June 30, 2026, representing Nil ounces (2025: 12,762 ounces) and 20,104 ounces (2025: 13,676 ounces) respectively. Management believes this new sales mechanism reduces the risk associated with selling and receiving payment from a single refining source in Zimbabwe. It also creates the opportunity to use more competitive offshore refiners and it may allow for the Company to raise debt funding secured against offshore gold sales.